Plant and Equipment - Schedule of plant and equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 21,598,803
Ending balance	177,542,744	$ 21,598,803
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	105,530,948	82,284,690
Additions	201,333,630	20,924,181
Ending balance	325,002,772	105,530,948
Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition	18,138,194
Disposals	(1,244,804)
Cost [Member] | Quebec Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition		2,322,077
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(83,932,145)	(75,868,990)
Disposals	(295,994)
Depreciation	63,527,883	8,063,155
Ending balance	(147,460,028)	(83,932,145)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,598,803
Ending balance	160,132,563	21,598,803
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	105,530,948	82,284,690
Additions	190,643,420	20,924,181
Ending balance	306,802,142	105,530,948
Equipment [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition	11,872,578
Disposals	(1,244,804)
Equipment [Member] | Cost [Member] | Quebec Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition		2,322,077
Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(83,932,145)	(75,868,990)
Disposals	(295,994)
Depreciation	63,033,428	8,063,155
Ending balance	(146,669,579)	(83,932,145)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	662,910	0
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	0	0
Disposals	0
Ending balance	662,910	0
Land [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition	662,910
Land [Member] | Cost [Member] | Quebec Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition		0
Land [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0
Depreciation	0	0
Ending balance	0	0
Buildings and Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	16,747,271	0
Buildings and Leasehold [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	11,935,014	0
Disposals	0
Ending balance	17,537,720	0
Buildings and Leasehold [Member] | Cost [Member] | Gpu Atlantic Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition	5,602,706
Buildings and Leasehold [Member] | Cost [Member] | Quebec Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Quebec acquisition		0
Buildings and Leasehold [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Disposals	0
Depreciation	790,449	0
Ending balance	$ (790,449)	$ 0